UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04276

AMANA MUTUAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Nicholas F. Kaiser
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant’s Telephone Number- (360) 734-9900

Date of fiscal year end: May 31, 2012
Date of reporting period: August 31, 2011

Item 1. Schedule of Investments

The unaudited schedule of investments as of the close of the reporting period is as follows:

Amana Mutual Funds Trust, Income Fund

Common Stocks - 88.1%		Number of Shares	Market Value	Percentage of Assets
Aerospace
United Technologies		250,000	$18,562,500	1.5%

Automotive
Genuine Parts		400,000	22,008,000	1.7%

Chemicals
Air Products & Chemicals		250,000	20,467,500	1.6%
BASF ADS		140,000	9,969,400	0.8%
E.I. du Pont de Nemours		400,000	19,308,000	1.5%
Methanex		300,000	7,806,000	0.6%
Praxair		220,000	21,667,800	1.7%
RPM International		180,000	3,751,200	0.3%
			82,969,900	6.5%

Computers
Intel		1,200,000	24,156,000	1.9%
Microchip Technology		600,000	19,686,000	1.6%
Microsoft		1,000,000	26,600,000	2.1%
Taiwan Semiconductor ADS		1,500,000	17,955,000	1.4%
			88,397,000	7.0%

Cosmetics & Toiletries
Procter & Gamble		400,000	25,472,000	2.0%

Diversified Operations
3M		200,000	16,596,000	1.3%
Carlisle		550,000	21,565,500	1.7%
Honeywell International		450,000	21,514,500	1.7%
Johnson Controls		600,000	19,128,000	1.5%
PPG Industries		175,000	13,403,250	1.1%
			92,207,250	7.3%

Energy
Cenovus Energy		400,000	14,432,000	1.1%
ConocoPhillips		330,000	22,463,100	1.8%
EnCana		500,000	12,705,000	1.0%
Exxon Mobil		350,000	25,907,000	2.0%
Total ADS		375,000	18,390,000	1.5%
			93,897,100	7.4%

Financial
Dun & Bradstreet		200,000	13,378,000	1.1%

Food Production
General Mills		600,000	22,746,000	1.8%
JM Smucker		250,000	18,022,500	1.4%
Kellogg		400,000	21,728,000	1.7%
McCormick & Co		300,000	14,337,000	1.1%
PepsiCo		400,000	25,772,000	2.0%
Unilever ADS		325,000	10,965,500	0.9%
			113,571,000	8.9%

Industrial Automation/Robotics
Rockwell Automation		325,000	20,842,250	1.6%

Instruments - Control
Parker Hannifin		275,000	20,193,250	1.6%

Machinery
Emerson Electric		450,000	20,947,500	1.7%
W.W. Grainger		150,000	23,115,000	1.8%
			44,062,500	3.5%

Medical
Abbott Laboratories		350,000	18,378,500	1.4%
AstraZeneca ADS		450,000	21,339,000	1.7%
Becton, Dickinson & Co.		210,000	17,089,800	1.3%
Bristol-Myers Squibb		800,000	23,800,000	1.9%
Eli Lilly		700,000	26,257,000	2.0%
GlaxoSmithKline ADS		500,000	21,415,000	1.7%
Johnson & Johnson		310,000	20,398,000	1.6%
Novartis ADR		450,000	26,307,000	2.1%
Pfizer		1,200,000	22,776,000	1.8%
			197,760,300	15.5%

Metal Ores
Freeport-McMoRan Copper & Gold		400,000	18,844,000	1.5%

Paper & Paper Products
Kimberly-Clark		300,000	20,748,000	1.6%

Publishing
McGraw-Hill		400,000	16,844,000	1.3%
Pearson ADS		300,000	5,421,000	0.4%
			22,265,000	1.7%

Shoes & Related Apparel
Nike		310,000	26,861,500	2.1%

Soap & Cleaning Preparants
Colgate-Palmolive		300,000	26,991,000	2.1%

Steel
Nucor		200,000	7,216,000	0.6%
Tenaris ADR		110,000	3,652,000	0.3%
United States Steel		250,000	7,527,500	0.6%
			18,395,500	1.5%

Telecommunications
Chunghwa Telecom ADR		552,654	19,215,780	1.5%
SK Telecom ADR		200,000	3,216,000	0.3%
Telus		100,000	5,234,000	0.4%
Vodafone Group ADS		250,000	6,585,000	0.5%
			34,250,780	2.7%

Tools
Illinois Tool Works		500,000	23,270,000	1.8%
Regal-Beloit		100,000	5,879,000	0.5%
Stanley Black & Decker		100,000	6,198,000	0.5%
			35,347,000	2.8%

Transportation
Canadian National Railway		350,000	25,830,000	2.0%
Canadian Pacific Railway		90,000	5,167,800	0.4%
United Parcel Service		300,000	20,217,000	1.6%
			51,214,800	4.0%

Utilities
E.ON ADS		300,000	6,582,000	0.5%
Enersis ADS		200,000	4,024,000	0.3%
National Fuel Gas		130,000	7,975,500	0.6%
NextEra Energy		150,000	8,508,000	0.7%
Sempra Energy		40,000	2,100,800	0.2%
Telstra ADR		150,000	2,434,500	0.2%
			31,624,800	2.5%

Total common stocks			$1,119,863,430	88.1%

Issuer	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

Halal Income - 0.4%
Sukuk
1Malaysia Sukuk	3.928% due 06/04/2015	5,000,000	$5,271,345	0.4%

Total investments		(cost = $975,539,601)	1,125,134,775	88.5%
Other assets (net of liabilities)			146,815,583	11.5%
Total net assets			$1,271,950,358	100.0%
ADS: American Depositary Share
ADR: American Depositary Receipt

Amana Mutual Funds Trust, Growth Fund

Common Stocks	Number of Shares	Market Value	Percentage of Assets
Aerospace
Crane	300,000	$12,675,000	0.7%

Automotive
Gentex	450,000	11,675,250	0.6%
Genuine Parts	125,000	6,877,500	0.4%
		18,552,750	1.0%

Building
Fastenal	800,000	26,776,000	1.4%
Lowe's	900,000	17,937,000	0.9%
		44,713,000	2.3%

Business Services
Convergys[1]	730,000	7,774,500	0.4%
Gartner[1]	150,000	5,343,000	0.3%
		13,117,500	0.7%

Chemicals
Potash Corp of Saskatchewan	825,000	47,833,500	2.5%

Computers
Adobe Systems[1]	1,100,000	27,764,000	1.5%
Akamai Technologies[1]	1,000,000	21,940,000	1.1%
Apple[1]	200,000	76,966,000	4.0%
Cisco Systems	2,000,000	31,340,000	1.6%
Cree[1]	650,000	21,079,500	1.1%
Hewlett-Packard	1,000,000	26,030,000	1.4%
Infosys ADS	500,000	25,810,000	1.4%
Intel	1,700,000	34,221,000	1.8%
International Business Machines	250,000	42,977,500	2.2%
Intuit[1]	900,000	44,397,000	2.3%
Oracle	1,200,000	33,684,000	1.8%
SanDisk[1]	370,000	13,560,500	0.7%
SAP ADS	400,000	21,804,000	1.1%
Taiwan Semiconductor ADS	1,243,297	14,882,265	0.8%
Xilinx	600,000	18,684,000	1.0%
		455,139,765	23.8%

Cosmetics & Toiletries
Estee Lauder	229,297	22,393,145	1.2%

Diversified Operations
Corning	300,000	4,509,000	0.2%

Electronics
Agilent Technologies[1]	900,000	33,183,000	1.7%
ASML Holding NV	400,000	14,108,000	0.7%
EMCOR[1]	700,000	16,037,000	0.8%
Qualcomm	800,000	41,168,000	2.2%
Trimble Navigation[1]	800,000	29,712,000	1.6%
		134,208,000	7.0%

Energy
Cenovus Energy	600,000	21,648,000	1.1%
EnCana	400,000	10,164,000	0.5%
Suncor Energy	700,000	22,330,000	1.2%
		54,142,000	2.8%

Food Production
DANONE ADS	410,674	5,650,874	0.3%
Hansen Natural[1]	500,000	42,660,000	2.2%
PepsiCo	600,000	38,658,000	2.0%
		86,968,874	4.5%

Medical
Amgen	600,000	33,243,000	1.7%
Dentsply International	600,000	21,120,000	1.1%
Eli Lilly	650,000	24,381,500	1.3%
Express Scripts[1]	500,000	23,470,000	1.2%
Humana	650,000	50,466,000	2.6%
Johnson & Johnson	600,000	39,480,000	2.1%
Novartis ADR	650,000	37,999,000	2.0%
Novo Nordisk ADS	200,439	21,378,824	1.1%
Stryker	300,000	14,652,000	0.8%
VCA Antech[1]	550,000	10,180,500	0.5%
Zimmer[1]	225,000	12,800,250	0.7%
		289,171,074	15.1%

Metal Ores
Anglo American ADR	1,300,000	26,975,000	1.4%

Office Equipment
Canon ADS	600,000	28,344,000	1.5%
Staples	400,000	5,896,000	0.3%
		34,240,000	1.8%

Publishing
John Wiley & Sons	100,000	4,879,000	0.3%

Retail
Amazon.com[1]	200,000	43,046,000	2.2%
Bed Bath & Beyond[1]	250,000	14,215,000	0.7%
Best Buy	800,000	20,472,000	1.1%
Google[1]	70,000	37,867,200	2.0%
PetSmart	600,000	25,308,000	1.3%
TJX Companies	600,000	32,772,000	1.7%
Urban Outfitters[1]	337,747	8,840,528	0.5%
		182,520,728	9.5%

Soap & Cleaning Preparants
Church & Dwight	600,000	26,124,000	1.4%
Clorox	375,000	26,137,500	1.4%
		52,261,500	2.8%

Telecommunications
America Movil ADS	1,100,000	28,116,000	1.5%
Harris	700,000	28,245,000	1.5%
Rogers Communications	200,000	7,778,000	0.4%
Turkcell Iletisim Hizmetleri ADR[1]	100,000	1,126,000	0.1%
		65,265,000	3.5%

Tools
Lincoln Electric Holdings	500,000	17,015,000	0.9%
Regal-Beloit	200,000	11,758,000	0.6%
		28,773,000	1.5%

Toys/Games
JAKKS Pacific[1]	200,000	3,400,000	0.2%
Mattel	200,000	5,374,000	0.3%
		8,774,000	0.5%

Transportation
Canadian Pacific Railway	175,000	10,048,500	0.5%
LAN Airlines ADS	600,000	16,890,000	0.9%
Norfolk Southern	500,000	33,840,000	1.8%
United Parcel Service	400,000	26,956,000	1.4%
		87,734,500	4.6%

Total investments	(cost = $1,333,661,407)	1,674,846,336	87.7%
Other assets (net of liabilities)		234,889,897	12.3%
Total net assets		$1,909,736,233	100.0%
(1)Non-income producing security

ADS: American Depositary Share
ADR: American Depositary Receipt

Amana Mutual Funds Trust, Developing World Fund

Common Stocks	Number of Shares	Market Value	Country[1]	Percentage of Assets
Agricultural Operations
IOI	160,000	$244,244	Malaysia	1.5%

Automotive
Ford Otomotiv Sanayi	30,000	202,092	Turkey	1.2%

Banks - Islamic
Asya Katilim Bankasi AS2	100,000	113,141	Turkey	0.7%

Building
PT Semen Gresik	200,000	218,108	Indonesia	1.3%

Computers
Infosys ADS	4,000	206,480	India	1.3%
Western Digital[2]	3,000	88,470	Thailand[3]	0.5%
		294,950		1.8%

Energy
China Petroleum and Chemical ADR	800	78,816	China	0.5%
Pacific Rubiales	8,000	196,794	Colombia[3]	1.2%
Petroleo Brasileiro ADR	4,000	116,200	Brazil	0.7%
Sasol ADS	5,000	240,600	South Africa	1.4%
		632,410		3.8%

Fertlizers
Quimica y Minera Chile ADS	4,000	257,120	Chile	1.6%

Food Items Wholesale
Mead Johnson Nutrition - A	4,500	320,625	Global[4]	1.9%

Food Production
Danone ADS	18,000	247,680	France	1.5%

Housing
MRV Engenharia e Participacoes	30,000	250,644	Brazil	1.5%

Internet Content
Baidu.com ADR[2]	2,000	291,560	China[3]	1.8%

Machinery
Nidec ADR	4,692	103,083	China[3]	0.6%

Medical
Dr. Reddy's Laboratories ADR	8,000	262,800	India	1.6%
Kalbe Farma PT	500,000	210,692	Indonesia	1.3%
KPJ Healthcare	220,000	323,077	Malaysia	1.9%
Mindray Medical International ADR	4,000	104,200	China[3]	0.6%
Richter Gedeon	1,000	185,068	Hungary	1.1%
		1,085,837		6.5%

Metal Ores
Alamos Gold	17,500	334,882	Mexico[3]	2.0%
Anglo American ADR	10,500	217,875	South Africa[3]	1.3%
Freeport-McMoRan Copper & Gold	4,000	188,440	Indonesia[3]	1.1%
Impala Platinum ADS	4,000	103,240	South Africa	0.6%
Southern Copper	4,000	135,080	Peru[3]	0.8%
Sterlite Industries ADR	2,000	23,180	India	0.2%
Tenaris ADR	4,500	149,400	Argentina[3]	0.9%
Vale ADR	7,500	211,800	Brazil	1.3%
		1,363,897		8.2%

Retail
MercadoLibre	3,200	215,616	Brazil[3]	1.3%

Soap & Cleaning Preparants
Colgate-Palmolive	3,200	287,904	Global[4]	1.7%

Telecommunications
America Movil ADS	8,000	204,480	Mexico	1.2%
Millicom International Cellular	2,500	281,385	Global[4]	1.7%
MTN Group	10,000	205,557	South Africa	1.3%
Telecomunicacoes de Sao Paulo ADR	8,000	254,160	Brazil	1.5%
Telekomunikasi Indonesia ADS	7,000	239,540	Indonesia	1.5%
Turk Telekomunikasyon	30,000	138,157	Turkey	0.8%
		1,323,279		8.0%

Textiles
VF Corp[2]	3,000	351,180	Global[4]	2.1%

Transportation
Companhia de Concessoes Rodoviarias	8,000	238,708	Brazil	1.4%
LAN Airlines ADS	14,000	394,100	Chile	2.4%
		632,808		3.8%

Travel & Tourism
Ctrip.com International[2]	2,200	91,784	China[3]	0.6%

Utilities
Companhia Paranaense de Energia-Copel	5,000	110,100	Brazil	0.7%
Enersis ADS	10,000	201,200	Chile	1.2%
Total Access Communication	100,000	232,873	Thailand	1.4%
		544,173		3.3%

Total investments	(cost = $8,668,136)	9,072,135		54.7%
Other assets (net of liabilities)		7,507,001		45.3%
Total assets		$16,579,136		100.0%
(1) Country of domicile unless otherwise indicated
(2) Non-income producing security
(3) Denotes country or region of primary exposure
(4) Denotes a worldwide presence, comprising an entity with exposure to many regions and countries

ADS: American Depositary Share
ADR: American Depositary Receipt

Security valuation:

Investments in securities traded on a national securities exchange and over-the-counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at latest bid price.

Foreign markets may close before the time as of which the Funds' share prices are determined. Because of this, events occurring after the close and before the determination of the Funds' share prices may have a material effect on the values of some or all of the Funds' foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-U.S. securities.

In the case which there is not a readily available market price, a fair value for such security is determined in good faith by or under the direction of the Board of Trustees.

Security transactions are recorded on trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.

Foreign currency:

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Fair Value Measurements Disclosure:

The Funds have adopted authoritative fair valuation accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

Level 1 : Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 : Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 : Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2011 in valuing the Funds' investments carried at value:

Funds	Total	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input

Income Fund

Common Stocks	$1,119,863,430	$1,119,863,430	$ -	$ -
Sukuk	$5,271,345	$ -	$5,271,345	$ -
Total Assets	$1,125,134,775	$1,119,863,430	$5,271,345	$ -

Growth Fund

Common Stocks	$1,674,846,336	$1,674,846,336	$ -	$ -
Total Assets	$1,674,846,336	$1,674,846,336	$ -	$ -

Developing World Fund

Common Stocks	$9,072,135	$5,696,713	$3,375,422	$ -
Total Assets	$9,072,135	$5,696,713	$3,375,422	$ -

(1) During the period ended August 31, 2011, no Fund had transfers between Level 1 and Level 2.

New accounting pronouncement:

In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 amends FASB Acounting Standards Codification ("ASC") Topic 820, Fair Value Measurements and Disclosures, to improve disclosure about fair value measurements, which requires additional disclosures regarding fair value measurements about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). Effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales issuances and settlements of Level 3 securities on a gross basis rather than a net basis as currently required. Management is currently evaluating the impact ASU No. 2010-06 will have on the Funds' financial statement disclosures.

In May 2011, FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements" in GAAP and the International Financial Reporting Standards ("IFRSs"). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011- 04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Funds' financial statements.

Item 2. Controls and Procedures

(a) Internal control over financial reporting is under the supervision of the principal executive and financial officers. On October 19, 2011, Mr. Nicholas Kaiser (President) and Mr. Christopher Fankhauser (Treasurer), reviewed the internal control procedures for Saturna Investment Trust and found them reasonable and adequate.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMANA MUTUAL FUNDS TRUST

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President

Date: October 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President

Date: October 25, 2011

By:

/s/ Christopher Fankhauser
Christopher Fankhauser, Treasurer

Date: October 25, 2011